Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	426,176,563.93	21,529
Yield Supplement Overcollateralization Amount 05/31/26	21,748,305.80	0
Receivables Balance 05/31/26	447,924,869.73	21,529
Principal Payments	21,171,892.98	533
Defaulted Receivables	1,137,121.97	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/26	20,201,663.17	0
Pool Balance at 06/30/26	405,414,191.61	20,949

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.88%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	7,681,205.89	278
Past Due 61-90 days	3,492,021.76	124
Past Due 91-120 days	556,629.73	23
Past Due 121+ days	0.00	0
Total	11,729,857.38	425

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.95%
Delinquency Trigger Occurred	NO

Recoveries	698,841.69
Aggregate Net Losses/(Gains) - June 2026	438,280.28
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.17%
Prior Net Losses/(Gains) Ratio	0.52%
Second Prior Net Losses/(Gains) Ratio	0.68%
Third Prior Net Losses/(Gains) Ratio	0.19%
Four Month Average	0.64%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.51%
Weighted Average Contract Rate, Yield Adjusted	10.69%
Weighted Average Remaining Term	40.46

Flow of Funds	$ Amount
Collections	24,716,957.11
Investment Earnings on Cash Accounts	18,352.11
Servicing Fee	(373,270.72)
Transfer to Collection Account	-
Available Funds	24,362,038.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,597,834.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	14,600,578.56
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,751,619.65

Total Distributions of Available Funds	24,362,038.50

Servicing Fee	373,270.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 06/15/26	420,014,770.17
Principal Paid	20,762,372.32
Note Balance @ 07/15/26	399,252,397.85

Class A-1
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2a
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2b
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-3
Note Balance @ 06/15/26	274,714,770.17
Principal Paid	20,762,372.32
Note Balance @ 07/15/26	253,952,397.85
Note Factor @ 07/15/26	59.2654371%

Class A-4
Note Balance @ 06/15/26	89,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	89,800,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	37,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	37,000,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	18,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	18,500,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,848,046.53
Total Principal Paid	20,762,372.32
Total Paid	22,610,418.85

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.59301%
Coupon	4.02301%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.27000%
Interest Paid	1,206,455.70
Principal Paid	20,762,372.32
Total Paid to A-3 Holders	21,968,828.02

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4996726
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8484722
Total Distribution Amount	18.3481448

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.8155326
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.4536110
Total A-3 Distribution Amount	51.2691436

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	703.22
Noteholders' Principal Distributable Amount	296.78

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	3,080,896.88
Investment Earnings	8,998.56
Investment Earnings Paid	(8,998.56)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88